Securities Act Registration No. 333-232634

Investment Company Act Registration No. 811-23435

As filed with the Securities and Exchange Commission on July 21, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 31

(Check appropriate box or boxes.)

Zacks Trust

(Exact Name of Registrant as Specified in Charter)

101 North Wacker Drive, Suite 1500, Chicago, IL 60606

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 265-9359

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Richard Cutshall, Esq. Greenberg Traurig LLP 1144 15th Street, Suite 3300 Denver, CO 80202 303-572-6527 (phone) 720-904-7627 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

( ) Immediately upon filing pursuant to paragraph (b)

( ) On (date) pursuant to paragraph (b)

( ) 60 days after filing pursuant to paragraph (a)(1)

( ) On (date) pursuant to paragraph (a)(1)

(X) 75 days after filing pursuant to paragraph (a)(2)

( ) On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

____________________________________________________________________

Zacks All-Cap Core ETF

(Ticker: ALLZ)

Zacks Small-Cap Core ETF

(Ticker: ZCAP)

Each a series of the
Zacks Trust

____________________________________________________________________

PROSPECTUS

[_____], 2026

This prospectus contains information about each Fund that you should know before investing. You should read this prospectus carefully before you invest or send money and keep it for future reference. For questions or for Shareholder Services, please call 855-813-3507.

Shares of each of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF are listed and traded on Cboe BZX Exchange, Inc. (the “Cboe Exchange”).

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Zacks All-Cap Core ETF	1
Zacks Small-Cap Core ETF	1
Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, and Risks	9
Management of the Funds	19
How Shares Are Priced	21
How to Buy and Sell Shares	22
Frequent Purchases and Redemptions of Fund Shares	23
Distribution and Service Plan	24
Dividends and Other Distributions	24
Federal Income Taxation	25
Fund Service Providers	29
Financial Highlights	29
Additional Information	Back Cover

Zacks All-Cap Core ETF

Investment Objective

The investment objectives of the Zacks All-Cap Core ETF (the “Fund”) are, primarily, capital appreciation and, secondarily, to provide shareholders with income through dividends.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Distribution and Service (12b-1) Fees	[__]%
Other Expenses[1]	[__]%
Acquired Fund Fees and Expenses[1]	[__]%
Total Annual Fund Operating Expenses	[__]%
Fee Waiver and/or Expense Limitation[2]	[__]%
Net Annual Fund Operating Expenses	0.55%
1.	Estimated for the current fiscal year.
2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least [___], 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through [___], 2027.

Although your actual costs may be higher or lower, based on these assumptions, your

1

costs would be:

One Year	Three Years
$[___]	$[___]

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company and identifying companies with improving fundamentals. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. The portfolio manager selects stocks with strong earnings potential by combining multi-factor quantitative models with traditional “bottom-up” valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics. More than 25% of the Fund’s assets may be invested in the technology sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in

2

the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Investments selected using the Zacks Rank and other quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Small-Cap Companies Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market

3

averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long-term.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of

4

reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, 25% or more the Fund’s assets may be invested in the technology sector. Technology companies may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the conflicts in the Middle East), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

New Fund Risk. Though the Advisor has managed a mutual fund with a substantially similar investment approach since 2024, the Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the

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special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”
o	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Cboe Exchange.
o	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.
o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Performance Information

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 855-813-3507. Interim information on the Fund’s results can be obtained by visiting the Fund’s website at www.zacksetfs.com.

Management

Investment Advisor. Zacks Investment Management, Inc. is the Advisor to the Fund.

Portfolio Manager. Mitch Zacks, Principal & senior portfolio manager of the Advisor, has served as a portfolio manager of the Fund since its inception on [__], 2026.

Purchase and Redemption of Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask

6

spreads, on the Fund’s website at www.zacksetfs.com.

Purchases and redemptions of Creation Units via cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses, that the Fund might not have incurred if the purchases or redemptions had been conducted in-kind. Such costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP or via other means.

Tax Information

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts. You are strongly urged to consult with your own tax advisors concerning the tax consequences of an investment in the Fund.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor, or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Zacks Small-Cap Core ETF

Investment Objective

The investment objective of the Zacks Small-Cap Core ETF (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Distribution and Service (12b-1) Fees	[__]%
Other Expenses[1]	[__]%
Acquired Fund Fees and Expenses[1]	[__]%
Total Annual Fund Operating Expenses	[__]%
Fee Waiver and/or Expense Limitation[2]	[__]%
Net Annual Fund Operating Expenses	0.55%
1.	Estimated for the current fiscal year.
2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least [____], 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through [___], 2027.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

8

One Year	Three Years
$[__]	$[__]

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models to assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative models are to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative models, the portfolio manager selects small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of June 30, 2026, the average market capitalization of companies included in the Russell 2000® Index was $4.216 billion and the median market capitalization was $1.176 billion. The Russell 2000® Index is reconstituted semi-annually, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization characteristics.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process using quantitative and qualitative criteria. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading. In addition, the Fund may lend its portfolio securities to

9

broker-dealers and other institutions as a means of earning additional income. The Fund may invest a significant amount of its assets, in one or more sectors from time to time. For example, over 25% of the Fund’s assets may be invested in the financial sector and the industrials sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Investments selected using other quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the

10

percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Small-Cap Companies Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long-term.

Short Sales Risk. In connection with a short sale of a security or other instrument, the

11

Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Sector Focus Risk. The Fund may invest a larger portion in one or more sectors than many other ETFs and thus will be more susceptible to negative events affecting those sectors. For example, over 25% of the Fund’s assets may be invested in the financial sector and the industrials sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. The performance of companies in the industrial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; world events and economic conditions; insurance costs; and labor relations issues. Companies in the industrial sector can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

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Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the conflicts in the Middle East), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

New Fund Risk. Though the Advisor has managed a mutual fund with a substantially similar investment approach since 2024, the Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”
o	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Cboe Exchange.
o	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.
o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Performance Information

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 855-813-3507. Interim information on the Fund’s results can be obtained by visiting the Fund’s website

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at www.zacksetfs.com.

Management

Investment Advisor. Zacks Investment Management, Inc. is the Advisor to the Fund.

Portfolio Manager. Mitch Zacks, Principal & senior portfolio manager of the Advisor, has served as a portfolio manager of the Fund since its inception on [___], 2026.

Purchase and Redemption of Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at www.zacksetfs.com.

Purchases and redemptions of Creation Units via cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses, that the Fund might not have incurred if the purchases or redemptions had been conducted in-kind. Such costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP or via other means.

Tax Information

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts. You are strongly urged to consult with your own tax advisors concerning the tax consequences of an investment in the Fund.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor, or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a

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conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, and Risks

Zacks All-Cap Core ETF

Investment Objectives

The Fund’s investment objectives are primarily capital appreciation and secondarily, to provide shareholders with income through dividends. There is no guarantee that the Fund will achieve its objectives. The Fund’s investment objectives are not fundamental, and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the Statement of Additional Information (the “SAI”).

Principal Investment Strategies

The Fund pursues its investment objectives by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company and identifying companies with improving fundamentals. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. The portfolio manager selects stocks with strong earnings potential by combining multi-factor quantitative models with traditional “bottom-up” valuation metrics.

Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Modern portfolio theory is a method for selecting investments intended to maximize overall returns within an acceptable level of risk. This mathematical framework is used to build a portfolio of investments that maximizes the amount of expected return for the given level of risk. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information. The Fund may invest a significant amount of its assets in one or more sectors from time to time. More than 25% of the Fund’s assets may be invested in the technology sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. These policies are non-fundamental and may be changed by the Board without shareholder approval. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

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Investment Philosophy. The Advisor’s investment strategy is based on the belief that just as the broader markets are driven by investors’ expectations of interest rates, inflation and economic growth, each individual company’s stock price is also driven by expectations. The most critical expectations are the projected earnings for the current quarter, the current fiscal year and the next fiscal year.

These earnings expectations, or estimates, and their continual revisions are generated by approximately 3,500 securities analysts employed by over 200 brokerage/research firms providing ongoing investment research to the Advisor. These analysts closely monitor selected groups of companies, analyzing their financial data, their competitors and their markets. They also evaluate new products and services provided by the companies and meet with company executives to learn more about a company’s operations. The analysts use this information to arrive at estimates of a company’s future earnings.

Statistical studies indicate that when analysts’ earnings estimates for a company are revised upward, the stock, on average, will outperform the market. Conversely, if earnings estimates for a company are revised downward, the stock, on average, will underperform the market.

The Advisor selects stocks that it believes will experience future upward estimate revisions and consequently upward price movements. The Advisor relies on information provided by its affiliate, Zacks Investment Research, Inc., to make these investment decisions.

Zacks Investment Research, Inc. developed a system and database to monitor the earnings estimates of virtually all of the analysts that follow a given company. The Zacks database covers approximately 4,000 U.S. and Canadian companies and is updated daily. Zacks Investment Research, Inc. uses this database to produce the Zacks Rank, a ranking of companies based on patterns in earnings estimate revisions and deviations between reported quarterly earnings and analysts’ estimates of earnings for the quarter. The Zacks Rank seeks to predict future relative investment performance over a three – to six - month horizon, for over 4,000 U.S. and Canadian companies.

Zacks Investment Research, Inc. has been producing the Zacks Rank on a weekly basis since 1981. The Zacks Rank classifies companies into five categories, numbered one through five. The stocks in category one are expected to have upward estimate revisions and the stocks in category five are expected to have downward estimate revisions. The Advisor has used the Zacks Rank since 1994 as one factor when making stock selection decisions for institutional accounts. The Advisor plan uses the Zacks Rank, as well as other factors, in managing investments in the Fund.

Decision Process and Stock Selection. The Advisor’s decision process is based on the portfolio manager’s evaluation of a wide range of fundamental factors, including the Zacks Rank, to determine if a company’s stock should be purchased for or sold from the portfolio.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash or cash equivalents, including but not limited to,

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obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Secondary Investment Strategies

Although not primary investment strategies, the Fund is authorized to use certain derivative instruments for hedging and risk management strategies; enter into forward commitment transactions for the purchase and sale of securities on a “when-issued” or “delayed delivery” basis; make short sales of securities; engage in repurchase agreement transactions; invest up to 15% of the Fund’s net assets in illiquid or restricted securities; and lend portfolio securities. These investment strategies are described in the SAI.

Zacks Small-Cap Core ETF

Investment Objectives

The Zacks Small-Cap Core Fund seeks capital appreciation. The Fund’s investment objective is not fundamental, and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the SAI.

Principal Investment Strategies

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models to assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative models is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative models, the portfolio manager selects small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls. The Fund may invest a significant amount of its assets in one or more sectors from time to time. For example, over 25% of the Fund’s assets may be invested in the financial sector and the industrials sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of June 30, 2026, the average market capitalization of companies included in the Russell 2000® Index was $4.216 billion and the median market capitalization was $1.176 billion. The Russell 2000® Index is reconstituted semi-annually, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization characteristics.

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The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. These policies are non-fundamental and may be changed by the Board without shareholder approval.

Investment Philosophy. The Advisor’s overall investment philosophy is to use quantitative methodologies combined with qualitative analysis to generate attractive risk-adjusted returns. The Advisor’s investment strategies emphasize insights from a disciplined research process that focuses on identifying investment anomalies. The Advisor’s security selection models are based on proprietary research and must incorporate solid economic principles as well as produce empirical results. The Advisor combines alpha generation models with risk-management systems as well as extensive qualitative oversight to seek to generate consistent risk-adjusted returns. The Advisor believes a systematic disciplined process, implemented through a full market cycle, is paramount in generating alpha over time.

Decision Process and Stock Selection. The Advisor’s decision process is based on the portfolio manager’s evaluation of a wide range of fundamental factors and proprietary quantitative models, to determine whether a company’s stock should be purchased for or sold from the Fund’s portfolio.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash or cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Principal Investment Risks for the funds

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Investors should consider the following risk factors and special considerations associated with investing in ta Fund, which may cause you to lose money. The following principal risk factors have been identified for the Funds.

Risk	Zacks All-Cap Core ETF	Zacks Small-Cap Core ETF
Cybersecurity	X	X
Equity	X	X
Foreign Investment	X	X
Growth-Oriented Investment Strategies	X	X
Income and Distribution	X	X
Investment Risk	X	X
Lending Portfolio Securities	X	X
Management and Strategy	X	X
Market Capitalization	X
Market	X	X
Market Disruption and Geopolitical	X	X
Portfolio Turnover		X
Quantitative Model	X	X
Sector Focus	X	X
Short Sales		X
Small-Cap Companies	X	X
Value-Oriented Investment Strategies	X	X
Authorized Participant Risk	X	X
Early Close/Trading Halt Risk	X	X
ETF Structure Risks	X	X
New Fund Risk	X	X

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors

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generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. Changes in exchange rates and interest rates, and the imposition of foreign taxes, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts (including ADRs) are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depository receipts. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long-term. Dividends on an issuer’s common stock are not fixed but are declared at the discretion of the issuer’s board of directors. There is no guarantee that the issuers of common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute

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contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. For example, some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Previous pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, resulted in market volatility and disruption, and future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to a Fund’s investments. The extent of any impact on a Fund and the broader market from future such events will depend on many factors, all of which are highly uncertain and may include significant reductions in revenue and growth, unexpected operational losses and liabilities, impairments to credit quality and reductions in the availability of capital. In addition, the operations of a Fund may be significantly impacted as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements and other factors related to public health emergencies.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. government securities). The securities lending agent will invest cash collateral in short-term investments, which are subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. In addition, large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may be more prone to global economic risks. Investing in small-capitalization and mid-capitalization companies generally involves greater risks than investing in

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large-capitalization companies. Small- or mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. For example, the financial crisis that began in 2007 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. More recently, Russia’s invasion of Ukraine and the COVID-19 pandemic have negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Such environments could make identifying investment risks and opportunities especially difficult for the Advisor. In response to the crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the conflicts in the Middle East), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Funds. These and other similar events could adversely affect the U.S. financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not a Fund invests in securities of issuers with exposure to the countries directly affected,

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the value and liquidity of the Fund’s investments may be negatively impacted.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s securities may lead to higher transaction costs and may result in a greater number of taxable transactions, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in the Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Sector Focus Risk – Zacks All-Cap Core Fund. The Fund may invest a larger portion of its assets in one or more sectors than many other ETFs and thus will be more susceptible to negative events affecting those sectors. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations or monetary and fiscal policies, market sentiment and expectations, availability of basic resources or supplies, or other events that affect that sector more than securities of issuers in other sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time. More than 25% of the Fund’s assets may be invested in the financial sector. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Sector Focus Risk – Zacks Small-Cap Core Fund. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, over 25% of the Fund’s

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assets may be invested in the financial sector and the industrials sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. The performance of companies in the industrial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; world events and economic conditions; insurance costs; and labor relations issues. Companies in the industrial sector can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

Small-Cap Companies Risk. Investing in small-capitalization companies generally involves greater risks than investing in large-capitalization companies. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs, such as a Fund, that invest in securities that have lower trading volumes.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on

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specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks.  The Funds are structured as ETFs and as a result are subject to the special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by each Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
o	Trading Issues. An active trading market for each Fund’s shares may not be developed or maintained. Trading in Shares on the Cboe Exchange may be halted due to market conditions or for reasons that, in the view of the Cboe Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Cboe Exchange. If a Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for a Fund’s shares.
o	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, each Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on a Fund and impact a Fund’s NAV if not fully offset by transaction fees paid by the APs.
o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV and lead to wider bid ask spreads.
▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in a Fund’s shares, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
▪	The market price for a Fund’s shares may deviate from a Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than a Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.
▪	When all or a portion of an ETFs underlying securities trade in a market that is
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closed when the market for a Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from a Fund’s domestic trading day, which could lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

▪	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of a Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

New Fund Risk. Though the Advisor has managed mutual funds with a substantially similar investment approaches since 2024, each Fund has a limited history of operations. Accordingly, investors in a Fund bear the risk that a Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in a Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objectives.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Management of the Funds

Investment Advisor

The Advisor acts as each Fund’s investment advisor pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). As investment advisor, the Advisor has overall responsibility for the general management and administration of the Funds. The Advisor, located at 101 N Wacker Drive, Suite 1500, Chicago, Illinois 60606, is registered with the Securities and Exchange Commission as an investment advisor. Subject to the supervision of the Board, the Advisor is responsible for managing each Fund’s investments, executing transactions and providing related administrative services and facilities under an Advisory Agreement between the Funds and the Advisor. The Advisor had approximately $13.4 billion in assets under management as of December 31, 2025.

The management fees set forth in the Advisory Agreement are 0.44% for Zacks All-Cap Core ETF and 0.44% for Zacks Small-Cap Core ETF annually, to be paid on a

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monthly basis. In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least [___], 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Zacks All-Cap Core ETF or 0.55% of the Zacks Small-Cap Core ETF, respectively, of each Fund’s average daily net assets, subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance.

Approval of Advisory Agreement. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ first Form N-CSR, which will be available on the Funds’ website and on the SEC’s website at www.sec.gov.

Portfolio Management. The day-to-day investment decisions for the Funds are made by Mitch Zacks.

Mitch Zacks is the President and Chief Executive Officer of the Advisor. He is also a Portfolio Manager at the Advisor overseeing the modeling and quantitative process. Mr. Zacks joined the Advisor in 1996 and has been a portfolio manager with the firm since 1999. Mr. Zacks wrote a weekly finance column for the Chicago Sun- Times and has written two books on quantitative investment strategies, which were published in 2003 and 2011. Prior to joining Zacks Investment Management in 1996, Mitch was an investment banking analyst at Lazard Freres in New York. Mitch graduated cum laude from Yale University with distinction in his major of Economics. He received his M.B.A with high honors in his concentration of Analytic Finance and Statistics from the University of Chicago.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

How Shares Are Priced

The NAV and offering price of shares is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day

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the NYSE is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, such securities are valued in accordance with procedures approved by the Board. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value designee, the Advisor. The Advisor may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in underlying ETFs that hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of a Fund’s portfolio securities may change

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on days when you may not be able to buy or sell Fund shares.

In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Pricing Fund Shares. The trading price of a Fund’s shares on the Cboe Exchange is based on the market price, not a Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors.

Information regarding the number of days the market price of a Fund’s shares was greater than a Fund’s NAV and the number of days it was less than a Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters is available on the Funds’ website at www.zacksetfs.com.

How to Buy and Sell Shares

Shares of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF are listed for trading on the Cboe Exchange under the symbols ALLZ and ZCAP, respectively. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Cboe Exchange is open for trading. The Cboe Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day,

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Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

You can access recent information, including information on each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website at www.zacksetfs.com.

APs may acquire Shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with a Fund must follow the Funds procedures, which are described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading Shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve

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its investment objective. However, direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

Dividends and Other Distributions

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

The Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF may make distributions of net investment income and net capital gains, if any, at least annually, typically in December. A Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. All dividends and distributions will be reinvested in Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) to receive all dividends and distributions in cash. If you wish to change your distribution option, please write to the Transfer Agent before the payment date of the distribution. Shareholders will generally be taxed on distributions paid by a Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

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Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in the Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	A Fund makes a distribution;
•	You sell your Shares listed on the Cboe Exchange; and
•	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 20%. In addition, a 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations, or from a qualified non-U.S. corporation, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by a Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market.

The term excludes a corporation that is a passive foreign investment company.

Dividends received by a Fund from a real estate investment trust (“REIT”) or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that

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dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by a Fund, and with respect to a share of a Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.

If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income. In addition, you may lose the ability to use foreign tax credits passed through by a Fund if your Fund shares are loaned out pursuant to a securities lending agreement.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of a Fund as capital assets.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of a Fund.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest, and other income items paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses, and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with

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respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Prospective non-US investors are urged to consult with their own tax advisors concerning the application of these rules to an investment in a Fund.

Dividends, interest, and capital gains earned by a Fund with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of a Fund at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), a Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by a Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person’s ability to use such credits.

If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue

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Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

Fund Service Providers

Ultimus Fund Solutions, LLC is the Funds’ administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Elkhorn, Nebraska 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Funds’ transfer agent and custodian.

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Greenberg Traurig LLP, 1144 15th Street, Suite 3300, Denver, Colorado 80202, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 N. Water St., Suite 830, Milwaukee, WI 53202, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Portfolio Holdings Information. A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

Financial Highlights

Because the Funds commenced operations on or following the date of this Prospectus, no Financial Highlights are shown. You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 855-813-3507.

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Additional Information

________________________________________________________________________

Zacks All-Cap Core ETF

(Ticker: ALLZ)

Zacks Small-Cap Core ETF

(Ticker: ZCAP)

________________________________________________________________________

For more information visit www.zacksetfs.com or call 855-813-3507

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.zacksetfs.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders and in Form N-CSR. The annual reports will include discussions of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

If you have any questions about the Funds or shares of the Funds or you wish to obtain the SAI or Annual Report free of charge, please:

Call:	855-813-3507 (toll free)
Write:	Zacks Trust c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No.: 811-23435

STATEMENT OF ADDITIONAL INFORMATION

Zacks All-Cap Core ETF

(Ticker Symbol: ALLZ)

Listed and traded on:

Cboe BZX Exchange, Inc

[____], 2026

Zacks Small-Cap Core ETF

(Ticker Symbol: ZCAP)

Listed and traded on:

Cboe BZX Exchange, Inc

[_____], 2026

Each a series of the
Zacks Trust

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectus for Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF (each a “Fund” and together, the “Funds”), dated [____], 2026 and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  You can obtain copies of the Funds’ Prospectus, and annual or semi-annual reports without charge by contacting the Funds’ Distributor, Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 or by calling 855-813-3507. You may also obtain a Prospectus by visiting the website at www.zacksetfs.com. The Funds’ Prospectus is incorporated by reference into this SAI.

Reference to the Investment Company Act of 1940, as amended, (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

Zacks Trust (the “Trust”) was organized as a Delaware statutory trust on November 14, 2018 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF (each a “Fund” and collectively, the “Funds”) shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This Statement of Additional Information (“SAI”) relates to the Funds. Each Fund is an exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. The shares of each Fund are referred to herein as “Shares” or “Fund Shares.”

Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board of Trustees of the Trust (the “Board”) may start other series and offer shares of a new fund under the Trust at any time. The Funds are classified as “diversified.”

Each Fund is managed by Zacks Investment Management, Inc. (the “Advisor”).

Each Fund will offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Fund (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

Each of the Fund’s Shares are listed on the Cboe BZX Exchange, Inc (the “Cboe Exchange”) under the trading symbol set out on the front cover.

Fund Shares will trade on the Cboe Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 10,000 Shares.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “PURCHASE, REDEMPTION AND PRICING OF SHARES – Creation Units”, “– Purchasing Creation Units” and “– Redeeming a Creation Unit”. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of a Fund and, except as noted below, all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

As a matter of fundamental policy, each Fund (except as otherwise noted below) may not:

(1)                Borrow money, except that (i) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) a Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), a Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

(2)                Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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(3)                Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(4)                Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

(5)                Engage in the business of underwriting securities issued by other persons, except to the extent that a Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations. The Funds’ specific policies for segregation of assets are described in “Investment Policies and Risks” below.

Each Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the 1940 Act, which presently allows each Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

The Funds may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This restriction is not limited to the time of purchase.

INVESTMENT POLICIES AND RISKS

The investment objective and principal investment strategies for each Fund are provided in its Prospectus. Each Fund may not invest in all of the investments listed below. Unless a strategy, instrument, or policy described below is specifically prohibited by a Fund’s investment restrictions or by applicable law, a Fund may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Funds’ Prospectus or this SAI, to the extent a Fund has reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Fund may invest in such investment or engage in such investment practice without limit.

A discussion of the risks associated with an investment in the Funds is contained in the Funds’ Prospectus under the headings “Principal Risks of Investing in the Fund,” and “Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, And Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that each Fund’s investment program will be successful. Investors should carefully review the descriptions of each Fund’s principal investments and their risks described in the Prospectus and this SAI.

Equity Securities. The equity portion of a Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter (“OTC”) market. In addition to common stocks, the equity portion of a Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which a Fund invests may fluctuate in response to many factors, including the activities of the individual companies issuing the equity securities, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject a Fund to potential losses. In addition, regardless of any one company’s prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for a Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised. As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

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Money Market Instruments. A Fund may invest in money market instruments directly, as well as indirectly through investments in shares of other investment companies, including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements). Money market instruments also may include banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable amount demand master notes (“Master Notes”). Banker’s acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When an investment company acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

U.S. Government Securities and U.S. Government Agency Securities. A Fund may invest in U.S. Government Securities and U.S. Government Agency Securities directly, as well as indirectly through investments in shares of other investment companies, U.S. Government securities and U.S. Government Agency Securities include (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (“GNMA”) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), The Tennessee Valley Authority (“TVA”) and other U.S. Government authorities, agencies, and instrumentalities. While obligations of some U.S. Government agencies and sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund’s shares.

Foreign Investments. A Fund may invest in foreign securities directly, as well as indirectly through investments in shares of other investment companies. Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Derivative Instruments. A Fund may invest in derivative instruments directly, as well as indirectly through investments in shares of other investment companies. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested. A Fund may invest in derivative instruments to the extent permissible under the 1940 Act and other applicable securities laws. To the extent that a Fund invests directly in options and futures, the Fund will comply with the applicable requirements of the 1940 Act. Regulatory changes regarding the use of derivatives may increase the cost of such derivatives, which could increase a Fund’s expenses or cause a Fund to reduce or eliminate its use of derivatives.

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When used for hedging purposes, increases in the value of the securities held or intended to be acquired should offset any losses incurred with a derivative. Use of derivatives for purposes other than hedging could expose a Fund to greater risks.

The ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities being hedged may not move in the same amount, or even in the same direction as the hedging instrument. This risk can be minimized by investing only in those contracts whose behavior is expected to resemble the portfolio securities being hedged. However, if a prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the use of derivative instruments may result in a loss.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

1.	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
2.	a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and
3.	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:

  an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
  unusual or unforeseen circumstances may interrupt normal operations of an exchange;
  the facilities of the exchange may not be adequate to handle current trading volume;
  equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
  investors may lose interest in a particular derivative or category of derivatives.

If a Fund incorrectly predicts securities market and interest rate trends, such Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

1.	actual and anticipated changes in interest rates;
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2.	fiscal and monetary policies; and
3.	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the derivative may not trade at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the EU and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not a members of a clearing house and only clearing members can participate directly in the clearing house, a Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In addition, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. It is expected that these regulations will have a material impact on a Fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between a Fund and its swap counterparties and may increase the amount of margin a Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate a Fund’s current margin process. They will also effectively require changes to typical derivatives margin documentation. Such requirements could increase the amount of margin a Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.

Funds investing in derivatives must comply with Rule 18f-4 under the 1940 Act, which provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions.

Options. A Fund may purchase and write put and call options on securities. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at

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the exercise price. If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an option position is closed out. Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.

Options offer large amounts of leverage, which will result in a Fund’s net asset value (“NAV”) being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and a Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, a Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Short Sales. A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above.

Investment Companies. A Fund may invest in securities of other investment companies, including, without limitation, money market funds, closed-end funds, and exchange-traded funds (“ETFs”). The Funds expect to rely on Rule 12d1-1 under the 1940 Act, when purchasing shares of a money market fund. Under Rule 12d1-1, a Fund may generally invest without limitation in money market funds as long as a Fund pay no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Advisor waives its management fee in an amount necessary to offset any sales charge or service fee. The Funds may also purchase shares of other investment companies that are not money market funds. A Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Pursuant to Section 12(d)(1)(A) of the 1940 Act, a Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of a Fund's assets in any single such investment company, and (iii)

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investing more than 10% of a Fund's assets in investment companies overall; unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and a Fund take appropriate steps to comply with any conditions in such order. In addition, the Funds are subject to Section 12(d)(1)(C), which provides that a Fund may not acquire shares of a closed-end fund if, immediately after such acquisition, a Fund and other investment companies having the same adviser as a Fund would hold more than 10% of the closed-end fund’s total outstanding voting stock. However, Rule 12d1-4 under the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) a Fund does not control the acquired fund; (ii) a Fund uses mirror voting if it holds more than 25% of an acquired open-end fund due to a decrease in the outstanding securities of the acquired fund and if it holds more than 10% of a closed-end fund (iii) the Advisor and the investment advisor to the acquired fund make certain findings regarding the fund of funds arrangement, after considering specific factors; (iv) a Fund and acquired funds not advised by the Advisor have entered into an agreement prior to exceeding the limits of section 12(d)(1); and (v) a Fund is not part of a three tiered or more fund of funds structure. Investments by a Fund in other investment companies entail a number of risks unique to a fund of funds structure. These risks include the following:

Multiple Layers of Fees. By investing in other investment companies indirectly through a Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well. As such, this multiple or duplicative layer of fees will increase the cost of investments in a Fund.

Lack of Transparency. The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor. The Funds have no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies. Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of a Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies. As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers. In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in a Fund.

Illiquidity of Investments By and In Other Investment Companies. Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale. Further, a Fund may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner. If adverse market conditions were to develop during any period in which a Fund is unable to redeem interests in other investment companies, a Fund may suffer losses as a result of this illiquidity. As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies. Any such losses could adversely affect the value of a Fund’s investments and an investor could incur a loss of investment in a Fund.

Lack of Control. Although the Funds and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with each Fund’s investment objective, the Advisor will not have any control over the investments made by other investment companies. Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time. The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.

Lack of Diversification. There is no requirement that the underlying investments held by other investment companies be diversified. As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities. As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, a Fund’s portfolio (and by extension the value of an investment in the Fund) may, therefore, be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

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Use of Leverage. The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies’ investments. Borrowing will also cost other investment companies interest expense and other fees. As such, the value of a Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified. As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of a Fund’s investments and an investor could incur a loss of investment in a Fund.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When a Fund takes a temporary defensive position, a Fund may not be able to achieve its investment objective.

Exchange-Traded Funds. An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded). In addition, all ETFs will have costs and expenses that will be passed on to a Fund and these costs and expenses will in turn increase the Fund’s expenses. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact a Fund’s NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF holds. Finally, there may be legal limitations and other conditions imposed by rules of the SEC on the amount of the ETF shares that a Fund may acquire.

Repurchase Agreements. A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Advisor will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a Fund will retain or attempt to dispose of the collateral. A Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Funds will not invest in reverse repurchase agreements.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal

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payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to a Fund’s industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction. Privately-issued mortgage-backed securities are, however, subject to a Fund’s industry concentration restrictions.

Debentures. A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. The Fund may invest in all types of debentures, including corporate and government debentures.

Forward Commitment and When-Issued Securities. Each Fund, and the other investment companies in which a Fund invests, may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate. In such a case, a Fund could incur a short-term gain or loss.

Restricted Securities. Within its limitation on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities that can be offered and sold to

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qualified institutional buyers under Rule 144A under the 1933 Act and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, U.S. government securities, or standby letters of credit not issued by a Fund’s bank lending agent. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with a Fund cash or cash equivalent collateral. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. Voting rights for loaned securities will typically pass to the borrower, but a Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a Fund may use, and a Fund may lend securities to only one or a small group of borrowers. Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Such borrowing may make a Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in a Fund’s NAV and on a Fund’s investments. Although the principal of borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Funds. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss. The Funds do not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of a Fund’s total assets.

The Funds may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce a Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Industry/Sector Risk. The greater a Fund’s exposure to any single type of investment, including investment in a given industry, sector, country, region or type of security, the greater the impact the performance of that investment

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will have on the Fund’s performance. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of companies in the same industry may react similarly to, and move in unison with, one another. An industry or a sector’s performance over any period of time may be quite different from that of the overall market. Certain sectors, such as technology, financial services or energy, can be highly volatile. Sectors are determined by reference to the classifications of sectors set forth in the Funds’ annual and semi-annual reports. The sectors in which the Funds may have greater exposure will vary from time to time.

1.	Financial Industry: Companies in the financial industry are subject to certain risks, including the risk of corporate and consumer debt defaults, price competition, regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. The performance of these companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g. subprime loans). Companies in the financial industry are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the level of interest rates and fees they may charge. In addition, the profitability of such companies is largely dependent upon the availability and the cost of capital. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulations and the risks inherent in securities trading and underwriting activities.
2.	Technology Industry: Technology companies rely heavily on technological advances and face intense competition from new market entrants, both domestically and internationally, which may have an adverse effect on profit margins. Stocks of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and general economic conditions. Technology companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their new products. Companies in the technology sector are also heavily dependent on patent and intellectual property rights, and the loss or impairment of these rights may adversely affect the profitability of these companies. Technology companies engaged in manufacturing, such as semiconductor companies, often operate internationally which could expose them to risks associated with instability and changes in economic and political conditions, including currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.
3.	Communications Industry: Communication service companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, government regulation, shifting demographics and unpredictable changes in consumer preferences. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. In addition, some companies engaged in internet-related activities are difficult to value and may have high share prices relative to their earnings which may not be sustainable over the long-term.

4.	Health Care Industry: Companies in the health care industry are subject to the additional risks of increased competition within the health care industry, changes in legislation or governmental regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of securities of health science companies may fluctuate widely due to governmental regulation and the ability to obtain approval of their products and services, which may have a significant effect on their price and availability. In addition, these products may quickly become obsolete. Liability for products that are
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later alleged to be unsafe or harmful may be substantial and have a significant impact on a company’s market value or share price.

5.	Consumer Discretionary Industry: The consumer discretionary sector may be affected by fluctuations in supply and demand and changes in consumer spending and buying patterns as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Companies in this sector may also be adversely affected by the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

6.	Consumer Staples Industry: Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles and marketing competition. Companies in the consumer staples sector may be negatively impacted by government regulations affecting their products and may also be subject to risks relating to the supply of, demand for, and prices of raw materials. In addition, the success of food, beverage, household and personal product companies, in particular, may be strongly affected by unpredictable factors, such as, demographics, consumer spending, and product trends. Companies in this sector may also be adversely affected by the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. In addition, certain companies in the consumer staples sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

7.	Industrials: Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general or a decline in demand due to rapid technological developments and frequent new product introductions. The performance of these companies may also be affected by governmental regulation, world events and economic conditions and the risks of environmental damage and product liability claims. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
8.	Materials: Companies in the materials sector may be affected by general economic conditions, commodity production and prices, consumer preferences, interest rates, exchange rates, product cycles, marketing competition, resource depletion and environmental, import/export and other government regulations. Other risks may include liabilities for environmental damage and general civil liabilities and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technological progress and labor relations. At times, worldwide production of industrial materials has been greater than demand as a result of over-building or economic downturns, leading to poor investment returns or losses. These risks are heightened for companies in the material sector located in foreign markets.

9.	Utilities: The performance of utility stocks is expected to reflect conditions affecting the utilities industry, which is sensitive to factors such as interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services and the risk associated with construction and operating certain types of facilities.

10.	Real Estate Investment Trusts (“REITs”): While the Funds will not invest in real estate directly, they may be subject to risks similar to those associated with real estate investments because of their ability to purchase securities of companies that generate income from the real estate industry. A REIT is a pooled investment vehicle that may invest primarily in income producing real estate or real estate related loans or interests. Most REITs are structured as an Umbrella Partnership (“UPREIT”) where the REIT is the general partner
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and majority owner of the Operating Limited Partnership. Such REITs are dependent upon management skills, subject to the strength of the real estate market and could be affected by the following factors: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variation in rental income; changes in neighborhood values and functional obsolescence; damage to real estate resulting from floods, earthquakes, terrorist attacks, or other material disasters that may not be covered by insurance; and appeal of properties to tenants. Other REITs that operate as property leasing companies for a particular industry, such as the wireless network or timber industries, are more dependent on the strength of their underlying industry than the strength of the real estate market. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act. To the extent that the management fees paid to a REIT are for the same or similar services as the management fees paid by the Fund, there will be a layering of fees, which would increase the Fund’s underlying expenses.

11.	Commodities: The performance of securities whose performance is linked to the price of an underlying commodity or commodity index depends to a great extent on the performance of the commodity in which they invest and involve the risks and pricing characteristics similar to direct investments in that commodity. Precious metals such as gold, silver, platinum and palladium, have at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. Investments in precious metals can present concerns such as delivery, storage, and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Investments in energy-related industries may be affected by changes in supply and demand and government regulations. Other types of commodities may be subject to certain risks, including regulatory, economic, environmental and political developments, weather events, natural disasters and market disruptions.
12.	Energy Industry: Companies in the energy industry, such as coal, natural gas and crude oil, may have distinctly higher volatility than other types of securities, due in part to their physical properties which can affect the available supply and the real time pricing of these commodities. Factors unique to energy stocks include: research and development, location, recovery costs, transportation costs, conversion costs and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand and may be susceptible to international political and economic developments and the success of exploration projects. The oil and natural gas market has experienced periods of volatility and fluctuation that is often based on factors which may be out of the control of the issuers of such securities. Fluctuations in the energy market may impact the price of securities exposed indirectly to energy risk, including securities issued by governments in countries where the economy depends heavily on commodities and in the securities of issuers located in or exposed to such countries. Energy companies may have high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or the economy as a whole.

Variable and Floating Rate Securities. The Funds may invest in variable or floating rate securities which adjust the interest rate paid at periodic intervals based on an interest rate index. Typically, floating rate securities use as their benchmark an index such as the 1, 3 or 6 month LIBOR, 3, 6 or 12 month Treasury bills, or the federal funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions,

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agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are municipal obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

The yields on municipal obligations are dependent on a variety of factors, including supply and demand, liquidity and general conditions of the municipal market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. Like other debt securities, municipal obligations are subject to credit risk, interest rate risk and call risk. Obligations of certain issuers of municipal obligations may not be enforceable under the exercise of traditional creditors’ rights. Litigation and natural disasters, as well as adverse economic, business, legal or political developments may introduce uncertainties in the market for municipal bonds or materially affect the credit risk of particular bonds. Certain municipalities of the U.S. and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly affect other municipal obligations. In August 2015, Puerto Rico became the first U.S. commonwealth to default on its debt and has approximately $74 billion of outstanding bond debt.

Illiquid Investments. The Funds may invest up to 15% of net assets in illiquid securities, which are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. This restriction is not limited to the time of purchase. Under the supervision of the Board, the Advisor determines the liquidity of a Fund’s investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund’s investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Liquidity Risk for Fixed Income Securities. Certain investments that were liquid at the time of purchase may later become illiquid, particularly in times of overall economic stress or during changing regulatory, market or other conditions. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the Fund’s ability to sell such securities.

Interest Rate Risks. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand and general economic conditions. Over the longer term rising interest rates may present greater risks than has historically been the case due to the recent period of low rates, the effect of government fiscal initiatives and the potential market reaction to those initiatives. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set

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with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. For example, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. These market conditions may increase a Fund’s exposures to interest rate risk. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, a Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high–yield debt instruments or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Warrants and Rights. Warrants are essentially options to purchase equity securities at a specific price and are valid for a specific period of time (generally two or more years). Prices of warrants may be volatile and do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Special Purpose Acquisition Companies. A special purpose acquisition company (“SPAC”) is a publicly traded company that raises investment capital in the form of a blind pool via an initial public offering (“IPO”) for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify a merger target and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. In addition, investments in SPACs may be subject to the same risks as investing in any initial public offering, including the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer.

Inflation and Deflation. The Funds may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income of the Funds will be worth less in the future as inflation decreases the present value of money. Unanticipated or persistent inflation may have a material and adverse impact on the financial condition or results of operations of companies in which a Fund may invest, which may cause the value of as Fund’s holdings in such companies to decline. In addition, higher interest rates that often accompany or follow periods of high inflation may cause investors to favor asset classes other than common stocks, which may lead to broader market declines not necessarily related to the performance of specific companies. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Market Events and Global Economic Risks. General economic and financial conditions and events in particular countries or geographic regions may adversely impact the prices of securities held by the Funds. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. In addition, investments in securities of U.S. companies may create indirect exposure to non-U.S. markets if any issuers of these securities are exposed to non-U.S. markets or if any issuer does business in or relies on suppliers from non-U.S. markets. The severity and duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the U.S. or another government or

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country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities issued by that country.

Geopolitical and other risks, including war, terrorism, social unrest, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Previous pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, resulted in market volatility and disruption, and future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to a Fund’s investments. The extent of any impact on a Fund and the broader market from future such events will depend on many factors, all of which are highly uncertain and may include significant reductions in revenue and growth, unexpected operational losses and liabilities, impairments to credit quality and reductions in the availability of capital. In addition, the operations of a Fund may be significantly impacted as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements and other factors related to public health emergencies. Any such impact could adversely affect a Fund’s performance and the performance of the securities in which a Fund invests.. The impact of these events and other epidemics or pandemics in the future could adversely affect the Funds’ performance.

Russia’s invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on countries that provide military or economic support to Russia. The current events, including sanctions and the potential for future sanctions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted.

In October 2023, large scale terrorist attacks by Hamas were conducted inside of Israel. Israel’s response to the attacks begun shortly thereafter and have continued. While negotiations regarding the conflict are ongoing, there is currently no definitive end to the conflict. Additionally in February 2026, the United States, in conjunction with Israel launched attacks on the Republic of Iran. Such conflicts in the Middle East could have an adverse effect on energy prices which may have a negative effect on equity markets and the global economy as a whole. The exact duration and implications of the ongoing hostilities are unknown.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. The U.S. Government has acted to calm credit markets and increase confidence in the U.S. economy by lowering interest rates and injecting liquidity into the markets and is now increasing interest rates in an effort to combat inflation. Any interest rate increase by the Federal Reserve could cause markets to experience high volatility. These events and possible continuing market volatility may have an adverse effect on the Funds, including making it more difficult for a Fund to accurately value its securities or to sell its securities on a timely basis. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Cybersecurity Risk. Each Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks affecting

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the Funds, the Advisor, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions; impact the ability to calculate a Fund’s NAV; cause the release of private shareholder information or confidential business information; impede trading; or subject a Fund to regulatory fines, financial losses, additional compliance costs associated with corrective measures, or cause reputational damage. Cyber-attacks may render records of the Fund’s assets or transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate, or incomplete. There is no guarantee that efforts designed to reduce the risks associated with cybersecurity will succeed, especially since there are inherent limitations in the efforts, including that certain risks have not been identified, given the evolving nature of this threat. The Funds rely on third party service providers for many of their daily operations and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attacks. Similar types of cyber security risk are also present for the issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Cboe Exchange is satisfied by the fact that the Fund’s prospectus is available at the Cboe Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of 3 individuals, 2 of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by David J. Kaufman, who has served as the Chairman of the Board since June 22, 2021. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Governing Documents, the Chairman of the Board is responsible for (a) presiding

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at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board has a standing independent Audit Committee and Nominating and Governance Committee, each with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The primary purposes of the Nominating and Governance Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board, and to consider and make recommendations relating to the compensation of the Trust’s independent trustees.  The Nominating and Governance Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits. The Board also has considered the following experience, qualifications, attributes, and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.

Mitch Zacks is the President and Chief Executive Officer of the Advisor. He is also a Portfolio Manager at the Advisor overseeing the modeling and quantitative process. Mr. Zacks joined the Advisor in 1996 and has been a portfolio manager with the firm since 1999. Mr. Zacks wrote a weekly finance column for the Chicago Sun- Times and has written two books on quantitative investment strategies, which were published in 2003 and 2011. Prior to joining Zacks Investment Management in 1997, Mitch was an investment banking analyst at Lazard Freres in New York. Mitch graduated cum laude from Yale University with distinction in his major of Economics. He received his M.B.A with high honors in his concentration of Analytic Finance and Statistics from the University of Chicago.

David J. Kaufman is a partner and Co-Chair of Thompson Coburn LLP’s Corporate and Securities Practice Group, a national law firm with over 400 lawyers.  He has been practicing law for over 32 years.  As part of his practice, he frequently provides ongoing SEC compliance and reporting advice as well as providing public company boards of directors, board committees and officers with guidance regarding their fiduciary duties and other obligations.  He received his undergraduate degree in honors, with distinction, Master’s in Public Policy and Juris Doctorate from the University of Michigan, Ann Arbor.

Stuart Kaufman has over 22 years of operating, credit and financial advisory experience including the management of distressed corporate turnarounds, balance sheet and operational restructurings, corporate credit assessment and management. Prior to a career in interim management and business advisory, he worked in the telecommunications and natural resources industries and in financial services including structured financing and credit at prominent global financial institutions.

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Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
David J. Kaufman 1963	Independent Trustee, Chairman	Since 6/2021	Partner, Thompson Coburn, LLP (law firm) (since 2013).	9	None
Stuart Kaufman 1968	Independent Trustee	Since 6/2021	Managing Director, Areté Capital Partners (2023-Present); Managing Director, Portage Point, LLC (consulting company) (2018-2022)	9	None
Interested Trustees
Mitch Zacks 1973	Trustee, President, and Principal Executive Officer	Since 6/2021	President and Chief Executive Officer (since 2019) and Portfolio Manager, Zacks Investment Management, Inc. (since 1999).	9	None
Other Officers
Donald Ralph 1950	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 6/2021	CFO, Zacks Investment Management (since December 2010).	n/a	n/a
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Brittany Weise 1990	Secretary	Since 2/2026	Associate Vice President and Legal Counsel, Ultimus Fund Solutions, LLC (since December 2025); Principal Legal Counsel at ALPS Fund Services, Inc (2024-2025); Associate Counsel at Ultimus (from 2022 to 2024). Attorney at Morgan & Morgan P.A. (formerly Mitcheson & Lee LLP) from 2019 – 2022.	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since 6/2021	Compliance Officer, Northern Lights Compliance Services, LLC (since 2010).	n/a	n/a

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Nominating and Governance Committee

The Board has a Nominating and Governance Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Committee’s responsibilities (which may also be

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conducted by the Board) include: (i) recommend persons to be nominated or re-nominated as Trustees; (ii) review the Trust’s officers, and conduct Chief Compliance Officer searches, as needed, and provide consultation regarding other CCO matters, as requested; (iii) review trustee qualifications, performance, and compensation; (iv) review periodically with the Board the size and composition of the Board as a whole; (v) annually evaluate the operations of the Board and its Committees and assist the Board in conducting its annual self-evaluation; (vi) make recommendations on the requirements for, and means of, Board orientation and training; (vii) periodically review the Board’s corporate Governance policies and practices and recommend, as it deems appropriate, any changes to the Board; and (ix) consider any corporate governance issues that arise from time to time, and to develop appropriate recommendations for the Board.

Compensation

Each Independent Trustee will receive an annual fee of $30,0000 to be paid by the Trust for his service as a Trustee of the Board and for serving in his respective capacity as Chair of the Audit Committee and Nomination and Governance Committee, a per meeting fee of $5,000 for each regularly scheduled Board meeting, and reimbursement for any reasonable expenses incurred for attending regularly scheduled Board and Committee meetings.

None of the interested Trustees or executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended November 30, 2025. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustees	Aggregate Compensation from each Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees
David J. Kaufman	$2,970	None	None	$19,250
Stuart Kaufman	$2,970	None	None	$19,250

1 Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF commenced operations on May 28, 2026.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of December 31, 2024, and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David J. Kaufman	A	A
Stuart Kaufman	A	A
Mitch Zacks	A	A

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2025, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Advisor, the Funds’ distributor, or any person controlling, controlled by, or under common control with the Advisor or the Funds’ distributor.

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Control Persons and Principal Holders of Securities. The Trustees and officers of the Trust collectively owned less than 1% of either of the Fund’s outstanding Shares as of the date of this SAI.

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

Although the Trust generally does not have information concerning the beneficial ownership of shares nominally held by the Depository Trust Company (“DTC”), there were no DTC participants that owned 5% or more of the outstanding Shares of the Fund, as of the date of this SAI.

Potential Conflicts of Interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund’s investments, on the one hand, and the investments of other accounts for which a portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute a Fund’s portfolio trades and/or specific uses of commissions from a Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Advisor has adopted policies and procedures and has structured the portfolio manager's compensation in a manner reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.

Investment Advisor. Zacks Investment Management, Inc., 101 N. Wacker Dr, Suite 1500, Chicago, Illinois 60606-3830, serves as the Fund’s investment adviser. The Advisor is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the supervision of the Board, the Advisor is responsible for the overall management of the Funds’ investment-related business affairs. Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of each Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of each Fund, manages the portfolio investment operations of each Fund. The Advisor has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board. In general, the Advisor's duties include setting the Fund’s overall investment strategies and asset allocation. The Advisor had approximately $13.4 billion in assets under management as of December 31, 2025.

Pursuant to the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of each Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment adviser to the Funds and, as such shall, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of each Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by each Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Funds with all necessary office facilities and personnel for servicing each Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Funds or the Advisor performing services relating to research, statistical and investment activities.

In addition, the Advisor, subject to the supervision of the Board, provides the management and supplemental administrative services necessary for the operation of the Funds. These services include providing assisting in the

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supervising of relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining each Fund’s records and the registration of each Fund’s Shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for each Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Zacks All-Cap Core ETF pays an annual management fee (computed daily and payable monthly) of 0.44% of the Fund’s average daily net assets to the Advisor pursuant to the Advisory Agreement. Zacks Small-Cap Core ETF pays an annual management fee (computed daily and payable monthly) of 0.44% of the Fund’s average daily net assets to the Advisor pursuant to the Advisory Agreement.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least [____], 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Zacks All-Cap Core ETF Fund’s or 0.55% of the Zacks Small-Cap Core ETF, respectively, of each Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ first Form N-CSR, which will be available on the Funds’ website and on the SEC’s website at www.sec.gov.

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by each Fund. Under the terms of the Advisory Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Northern Lights Distributors, LLC (the “Distributor”) (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of maintaining certain required records of a Fund and of pricing a Fund’s Shares, (d) the charges and expenses of legal counsel and independent accountants for each Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by a Fund to governmental agencies, (g) the fees of any trade association of which a Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of each Fund and of Shares with the SEC, qualifying its Shares under state securities laws, including the preparation and printing of a Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding Shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of a Fund’s outstanding Shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

Other Accounts Managed by the Portfolio Manager; Compensation of the Portfolio Manager.

Mitch Zacks has managed the Fund since its inception. Information regarding the other accounts managed by the portfolio manager as of [___], 2026, is set forth below:

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Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Mitch Zacks	[___]	[___]	[___]	[___]	[___]	[___]
Accounts with Performance-Based Advisory Fee
Mitch Zacks	[___]	[___]	[___]	[___]	[___]	[___]

Compensation. The portfolio manager’s compensation is determined by the Advisor and varies with the general success of the Advisor. The compensation of Mr. Zacks is based on the Advisor’s assets under management. The portfolio manager’s compensation is not directly linked to a Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of Fund Shares. The following table shows the amount of the Fund’s equity securities beneficially owned by each portfolio manager as of the date of this SAI and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mitch Zacks	A

Administrator. Ultimus Fund Solutions, LLC, (the "Administrator"), which has its principal office at 4221 North 203rd Street, Elkhorn, Nebraska 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an ETF Master Services Agreement with each Fund, the Administrator provides administrative services to each Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of a Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Master Services Agreement is dated April 26, 2021. The Agreement will remain in effect for three years from the effective date of the Agreement, and shall automatically renew for successive one-year periods thereafter. The ETF Master Services Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Master Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ custodian; (iii) preparing, but not paying for, the periodic

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updating of the Funds’ Registration Statement, Prospectus and SAI in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its Shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectus.

The Administrator also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Funds’ custodian and Advisor; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of Shares of the Funds.

For administrative services rendered to the Funds under the Agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Funds under the Agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Funds also pay the Administrator for any out-of-pocket expenses.

Distributor. Under the Distribution Agreement between the Trust and the Distributor, the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474. Shares are continuously offered for sale by each Fund through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund Shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands, and the District of Columbia.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations. The Advisor or its Affiliates may, from time to time and from their own resources, pay, defray, or absorb costs relating to distribution, including payments out of their own resources to the Distributor, or to otherwise promote the sale of shares.

Payments by the Advisor and its Affiliates. The Advisor and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other funds or exchange-traded products in general. Advisor Entities make these payments from their own assets and not from the assets of a Fund. Although a portion of Advisor Entities’ revenue comes directly or indirectly in part from fees paid by a Fund, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with the Fund or materials relating to

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exchange-traded products in general (“Publishing Costs”). In addition, Advisor Entities make payments to Intermediaries that make Shares of a Fund, and certain other funds, available to their clients, develop new products that feature the Funds, or otherwise promote the Funds and other funds. Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit the Funds’ business or facilitate investment in the Funds.  Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend a Fund and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Advisor Entities may determine to make such payments based on any number of metrics. For example, Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of a Fund in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by Advisor Entities in connection with the Funds and exchange-traded products in general will be immaterial to Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of a Fund.

A Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of a Fund would pay a fee to the exchange used for incentivizing one or more market makers in the securities of a Fund to enhance the liquidity and quality of the secondary market of securities of a Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of a Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of a Fund solely for the benefit of a Fund and will not be paid from any Fund assets. Certain funds managed by the Advisor may also participate in such programs.

Transfer Agent. Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, acts as the transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with each Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian. BBH, located at 50 Post Office Square, Boston, MA 02110 (the "Custodian"), serves as the custodian of each Fund's assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. A Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Counsel. Greenberg Traurig LLP is counsel to the Trust.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., located at 342 N. Water St., Suite 830, Milwaukee, WI 53202, to serve as the independent registered public accounting firm for each Fund for the current fiscal year and to audit the annual financial statements of each Fund, and prepare

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each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of each Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for a Fund are made by the portfolio manager who is an employee of the Advisor. The Advisor is authorized by the Trustees to allocate the orders placed by it on behalf of a Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to a Fund or the Advisor for a Fund’s use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor will take the following into consideration:

·	the best net price available;
·	the reliability, integrity and financial condition of the broker or dealer;
·	the size of and difficulty in executing the order; and
·	the value of the expected contribution of the broker or dealer to the investment performance of a Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of a Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to a Fund. In allocating portfolio brokerage, the Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than a Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit a Fund.

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect a Fund’s performance.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Book Entry Only System. DTC Acts as Securities Depository for each Fund’s Shares. Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Cboe Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall

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inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review each Fund’s proxy voting record.

Information regarding how proxies relating to a Fund’s portfolio securities were voted during the 12-month period ended June 30 will be available at no charge upon request by calling 855-813-3507 or by writing to Zacks Trust, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. The Fund’s Form N-PX also is available on the Fund’s website at www.zacksetfs.com and on the SEC’s website at www.sec.gov.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. Each Fund’s complete portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Cboe Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Advisor, and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved a Code of Ethics adopted by the Advisor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust and the Advisor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit

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personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund, subject to certain limitations. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares Are Priced", the NAV of a Fund's Shares is determined by dividing the total value of a Fund's portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of a Fund.

Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by a Fund’s valuation designee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the valuation designee in accordance with policies and procedures adopted by the Board. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by a Fund’s valuation designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV

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by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange Shares.

Shares are valued at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) (the "NYSE Close") on each day that the NYSE is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, a Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation Units

The Funds sell and redeem Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only Authorized Participants may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

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A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of a Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$400	0.40%
* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

The Funds may invest in foreign securities, and as such, the portfolio securities of each Fund may trade on days that the Cboe Exchange is closed or are otherwise not Business Days for the Funds, so shareholders may not be able to redeem their Shares of a Fund, or to purchase or sell Shares of a Fund on the Cboe Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

On each Business Day, prior to the opening of business on the Cboe Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit

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Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. A Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Cboe Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern Time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian

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through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to a Fund for any losses incurred by a Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to a Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by a Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund. Each Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, a Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of a Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to a Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and a Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign

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market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to a Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by a Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Zacks Trust

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Redemption Securities. If (x) is more

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than (y), the Authorized Participant will receive the Cash Component from a Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to such Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Cboe Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. A Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in each Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by such Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

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Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to affect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of Shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to a Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of a Fund’s NAV, such Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

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Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAXES

The following discussion is applicable to the Funds. Each Fund intends to qualify for and has elected or intends to elect to be treated as a separate RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Fund’s current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Funds has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of their investments earlier than anticipated in order to meet its distribution requirements.

Certain of a Fund’s investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause a Fund to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause a Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect a Fund’s status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

The Funds may invest a portion of their net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. Each Fund intends that these and other issues will be addressed to the

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extent reasonably necessary to ensure that it does not become subject to material U.S. federal income or excise tax.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, a Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by a Fund will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

A Fund may gain commodity exposure through investment in ETFs that are treated as RICs or “qualified publicly traded partnerships” or grantor trusts for U.S. federal income tax purposes. An ETF that seeks to qualify as a RIC may gain commodity exposure through investment in commodity-linked notes and in subsidiaries that invest in commodity-linked instruments. Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain commodity exposure. Future IRS guidance (or possibly legislation, other regulatory guidance or court decisions) could limit the ability of an ETF that qualifies as a RIC to gain commodity exposure regardless of whether that ETF previously received a favorable IRS private letter ruling with respect to such investment activity. Investments by a Fund in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited to enable a Fund to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize a Fund’s status as a RIC. Loss of such status could materially adversely affect a Fund.

A Fund or some of the REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury Regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable

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year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, a Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by a Fund in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by a Fund and the shareholder. A Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, a Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B of not only the gross proceeds of Fund Shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends attributable to capital gains recognized by the Fund unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods

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aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

A Fund is not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, a Fund may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund Shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund Shares would be FIRPTA gain. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain REITs or other U.S. corporations.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of a Fund’s Shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of a Fund’s Shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Withholding is required (at a 30% rate) with respect to payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their Shares of a Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. The foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by a Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or

40

securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to a Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to a Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

DIVIDENDS AND DISTRIBUTIONS

General Policies The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year in order to qualify for taxation as a RIC. In addition, pursuant to its distribution policy, a Fund may make distributions that are treated as a return of capital. Return of capital is the portion of a distribution that is the return of your original investment dollars in a Fund. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders receiving periodic payments from a Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from a Fund is net profit. A return of capital will reduce the tax basis of shares and potentially increase the taxable gain, if any, upon disposition of such shares. As required under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment (and such other distributions as deemed necessary or advisable) will be accompanied by a written statement which discloses the estimated source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Funds may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes. Other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in October, November, or December of a particular year and payable to shareholders of record on a specified date during such months will, if paid to shareholders by the end of January of the following year, be treated for federal income tax purposes as if received in December of the year in which the dividend is declared.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds. You can obtain copies of the Semi-Annual Report without charge by calling the Fund at 855-813-3507.

41

APPENDIX A

Zacks Investment Management, Inc.

Proxy Voting Policy and Procedures

I.	Overview

Zacks Investment Management, Inc. (“ZIM”) votes proxies for all of its discretionary client accounts except for separately managed accounts with FolioFN and “RIA” clients where a sub-advisory agreement is in place. For Folio and sub-advisory accounts, the client will reserve and retain the right to vote by proxy securities held in the Account unless Zacks and the client agree in writing that Zacks will have authority to vote proxies for securities held in the Account. Client agreements, which were in effect when Rule 206(4)-6 was adopted by the SEC, either provided that ZIM would vote proxies for the specific clients or were silent on proxy voting responsibilities. Thus, ZIM’s fiduciary duty to its clients encompasses voting of client proxies for discretionary client accounts.

II.	Regulatory Background

A.	Rule 206(4)-6 and Key SEC Staff Guidance Summary

Rule 206(4)-6, makes it a fraudulent, deceptive, or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the adviser:

•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;
•	Discloses to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•	Describes to clients the adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

Rule 206(4)-6 is supplemented by:

•	Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and
•	Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated client disclosures in this regard.

B.	Record-Keeping Requirements under Rule 204-2

Investment advisers that vote proxies on behalf of clients are required to maintain the following books and records:

•	Copies of the adviser’s proxy voting policies and procedures;
•	A copy of each proxy statement that the adviser receives regarding client securities. Alternatively, the adviser could rely upon obtaining a copy of a proxy statement from the SEC’s EDGAR system.
•	A record of each vote cast by the adviser on behalf of a client.
•	A copy of any document created by the adviser that was material to making a decision on how to vote proxies on behalf of clients or that memorializes the bases for that decision. For example, some advisers adopt general policies on how they will vote on certain issues.
42

•	A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any written or oral request for information regarding how the adviser vote proxies on behalf of the requesting client.

III.	Proxy Voting Requirements – ERISA Accounts

The Department of Labor (“DOL”) has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

•	Responsibility for voting should be clearly delineated between ZIM and the trustee or other plan fiduciary that appointed ZIM.
•	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other DOL pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return). The plan administrator is required to periodically monitor ZIM’s voting activities, and both the client’s monitoring activities and ZIM’s voting activities (including the votes cast in each particular case) must be documented.

IV.	Proxy Voting Requirements for Private Funds

ZIM serves as the investment adviser for an investment limited partnership (the “Private Fund”), for which its parent company, Zacks Investment Research serves as the general partner.

Unless the general partner has retained another company to vote proxies for the Private Fund, either the general partner or the investment adviser is required to vote proxies for the Private Fund – since no one else is in a position to do so. Securities are held in the name of the Private Fund and notices of any proxy votes would be received by the general partner or the investment adviser. If the investment management agreement between ZIM and the general partner, on behalf of the Private Fund, does not exclude proxy voting from ZIM’s responsibilities under the agreement, the SEC takes the position that ZIM has the obligation to vote the Private Fund’s proxies.

V.	Proxy Voting Compliance Procedures
A.	Advisers Act
•	ZIM currently votes proxies for all discretionary client accounts except for separately managed accounts with FOLIOfn and “RIA” clients where a sub- advisory agreement is in place. Clients custodied at FOLIOfn are provided electronic access through a FOLIOfn website that allows clients to view and vote proxies. For sub-advisory accounts, the adviser retains discretion to vote proxies.
•	Proxy voting is supervised by the CCO, who directs the ZIM Employees who handle proxy voting how each proxy should be voted.
•	ZIM utilizes Broadridge to carry out proxy voting for most clients; ZIM’s proxy voting guideline is to generally vote in accordance with management. ZIM places priority on investment returns over corporate governance correctness. Accordingly, when economic considerations or extraordinary circumstances warrant, ZIM may make exceptions to voting with management, or as ZIM deems to be in the best interests of clients, intentionally refrain from voting a proxy or sell the security.
•	ZIM utilizes Glass-Lewis recommendations for Taft-Hartley clients that have requested ZIM to vote proxies according to AFL-CIO guidelines. As applicable in the Private Funds, ZIM splits up proxy voting guidelines according to the percentage of ownership held by Taft Hartley investors and all
43

other investors. For example, if Taft-Hartley investors make up 20% of a Private Fund, ZIM anticipates voting 20% of proxies according to AFL-CIO guidelines, and the remaining 80% of proxies according to the Adviser’s guidelines in the Proxy Policy. The CCO is responsible for overseeing the services provided by Glass-Lewis in accordance with Appendix 17 (Review of Third-Party Service Providers) and the guidance set out in Investment Advisers Act Release No. 5325 (September 10, 2019). Further, ZIM may seek to delay voting a proxy pursuant a to Glass-Lewis recommendation (but not so as to miss a voting deadline) in order to address any risk that Glass- Lewis may change a recommendation on the basis of additional soliciting materials filed by an issuer with the SEC in accordance with the guidance set out in Investment Advisers Act Release No. 5547 (July 22, 2020).

•	Broadridge is generally utilized to maintain clients’ proxy voting records.
•	ZIM generally votes all client proxies in the same manner unless a client specifically instructs ZIM in writing to vote such client’s securities otherwise. Exceptions may include, but are not limited to, ERISA and Taft-Hartley accounts that have pre-determined guidelines.
•	A brief record of how a proxy was voted in the manner in which it was voted should be maintained in the Proxy Voting File. In the event that a client inquiries about how a particular record was voted, this record should be consulted to respond to the client’s request.
•	Copies of actual proxies are not always maintained but are available from the EDGAR database on the SEC’s Web site.
•	ZIM’s personal or proprietary account proxies are voted in the same manner that client proxies are voted, subject to our conflicts of interest procedures.
•	ZIM Employees are not permitted to sit on public company boards of directors to further avoid conflicts of interest.
•	ZIM’s Form ADV Part 2A, Item 17, includes disclosure about how clients can obtain information on ZIM’s proxy voting policies and procedures.
•	In the event that a client requests a copy of ZIM’s proxy voting policies, a copy of this Appendix to ZIM’s Compliance Manual should be provided.

B.	ERISA

•	ZIM’s investment management agreements for ERISA accounts must specifically address the issue of who is responsible for voting client proxies. Unless the ERISA plan administrator retains proxy voting authority, ZIM is required to vote ERISA client proxies.
•	In future ERISA relationships, ZIM may wish to work with ERISA plan administrators so that the administrators will specifically retain proxy voting authority.
•	In future instances where ZIM does not have voting responsibility, ZIM must immediately forward all proxy materials received by ZIM to the client or to such other third party designated by the plan administrator.
•	In all instances where ZIM has voting responsibility on behalf of an ERISA client, ZIM will vote proxies in compliance with Rule 206(4)- 6, following the compliance procedures set out above.

C.	CONFLICTS OF INTEREST

An attempt will be made to identify potential conflicts of interest that exist between the interests of ZIM and its Clients. ZIM personnel should be aware of the potential for conflicts when considering proxy voting. If a potential conflict is perceived, the CCO should be consulted. In the unlikely event that a potential conflict arises between the interests of ZIM or its personnel and its clients, ZIM implements the following procedures:

•	If the potential conflict of interest involves the President/Senior Portfolio Manager personally, the CCO or his designee will determine how to vote the proxy in the best of interest of clients.
•	If the potential conflict of interest involves ZIM, the CCO determines whether the conflict is material. If it is determined that the conflict is material, ZIM will have no further input on the particular proxy
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vote (unless it is for an ERISA or Taft-Hartley account which has pre- determined proxy voting guidelines). In this case, a competent third party will be engaged, at ZIM’s expense, to determine the vote that will maximize shareholder value. As an added protection, the third party’s decision is binding.

The following is a non-exhaustive list of potential conflicts of interest that could influence the proxy voting process:

▪	Conflict: ZIM retains an institutional client or is in the process of retaining an institutional client that is affiliated with an issuer that is held in ZIM’s client portfolios. For example, ZIM may be retained to manage Company A’s pension fund. Company A is a public company and ZIM client accounts hold shares of Company. This type of relationship may influence ZIM to vote with management on proxies to gain favor with management. Such favor may influence Company A’s decision to continue its advisory relationship with ZIM.
▪	Conflict: ZIM retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in ZIM’s client portfolios. The similar conflicts of interest exist in this relationship as discussed above.
▪	Conflict: ZIM’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an Employee may be a high- level executive of an issuer that is held in ZIM’s client portfolios. The spouse could attempt to influence ZIM to vote in favor of management.
▪	Conflict: ZIM or an Employee(s) personally owns a significant number of an issuer’s securities that are also held in ZIM’s client portfolios. For any number of reasons, ZIM or an Employee(s) may seek to vote proxies in a different direction for personal holdings than would otherwise be warranted by the proxy voting policy. For example, an Employee(s) could oppose voting the proxies according to the policy and successfully influence ZIM to vote proxies in contradiction to the policy.
VI.	Class Actions

If “Class Action” documents are received by ZIM for a private client, i.e. separate managed account, ZIM will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that ZIM is not qualified to make for the client. Therefore, ZIM will not file “Class Actions” on behalf of any client.

If “Class Action” documents are received by ZIM on behalf of its Private Funds, ZIM will ensure that the Funds either participate in, or opt out of, any class action settlements received. ZIM will determine if it is in the best interest of the Private Funds to recover monies from a class action. The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices. In the event ZIM opts out of a class action settlement, ZIM will maintain documentation of any cost/benefit analysis to support its decision.

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PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

a.			Articles of Incorporation.
	(i)		Registrant's Trust Instrument is incorporated herein by reference to Registrant’s registration statement on Form N-1A (the “Registration Statement”) filed on July 12, 2019.
	(ii)		Certificate of Trust is incorporated herein by reference to Registrant’s Registration Statement filed on July 12, 2019.
b.			By-Laws. Registrant's By-Laws are incorporated herein by reference to the Registrant’s Registration Statement filed on July 12, 2019.
c.			Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
d.			Investment Advisory Contracts.
(i)

Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”) is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

a.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Zacks Mutual Funds”) is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

b.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

c.

Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

d.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

e.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporating herein by reference to the Registration Statement filed on May 28, 2026.

e.			Distribution Agreement.
(i)

Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Mutual Funds, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(ii)

ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the ECP ETF, Zacks Small/Mid Cap ETF, Zacks Focus Growth ETF and Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

a.

ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement on May 28, 2026.

f.			Bonus or Profit Sharing Contracts. None.
g.			Custodial Agreement.
	(i)		Custodian and Transfer Agent Agreement for the ECP ETF with Brown Brothers Harriman & Co. is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
		a.	Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.
b.

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

c.

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Quality International ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on August 11, 2025.

d.

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

	(ii)		Custodian Agreement between Registrant and Fifth Third Bank, National Association with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

h.			Other Material Contracts.
(i)

Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(ii)

ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

a.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

b.

Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

c.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

		d.	Amendment to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on March 28, 2025.
e.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Quality International ETF is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

f.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated by reference to the Registration Statement filed on May 28, 2026.

(iii)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on January 27,2023.

(iv)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(v)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(vi)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(vii)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(viii)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

i.			Legal Opinion and Consent.
	(i)		Not Applicable.
j.			Other Opinions.
	(i)		Not Applicable.
k.			Omitted Financial Statements. None.
l.			Initial Capital Agreements. None.
m.			Rule 12b-1 Plans.
	(i)		ETF Plan of Distribution Pursuant to Rule 12b-1 for the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
		a.	Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

		b.	Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.
		c.	Amendment to ETF Plan of Distribution Pursuant to Rule 12-b1 for the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.
d.

Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

	(ii)		Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.
n.			Rule 18f-3 Plan.
	i.		Multi-Class Plan Pursuant to Rule 18f-3 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.
o.			Reserved.
p.			Code of Ethics.
	i.		Code of Ethics for the Trust is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
	ii.		Code of Ethics for Zacks Investment Management, Inc. is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
	iii.		Code of Ethics for Northern Lights Distributors, LLC is incorporated herein by reference to the Registration Statement filed on January 5, 2024.
q.			Powers of Attorney.
i.

Powers of Attorney for the Trust, and a certificate with respect thereto, and Mitch Zacks, David Kaufman, Stuart Kaufman, and Donald Ralph, are incorporated herein by reference to the Registration Statement filed on May 30, 2024.

Item 29. Control Persons. None.

Item 30. Indemnification.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Subject to such restrictions, limitations and other requirements, if any, as may be contained in the Bylaws of the Trust, the Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Activities of Investment Advisor.

Certain information pertaining to the business and other connections of the Advisor of each series of the Trust is incorporated herein by reference to the section of the Prospectus captioned “Investment Advisor” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of the Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Zacks Investment Management, Inc. -- File No. 801-40592.

Item 32. Principal Underwriter.

a) [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

(b) The following are the Officers and Manager of NLD. NLD’s main business address is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

Name	Address	Position with Underwriter	Position with Registrant
Kevin M. Guerette	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	President	None
Bill Strait	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Secretary, General Counsel and Manager	None
Stephen L. Preston	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Treasurer, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None None
David James	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Manager	None
Melvin Van Cleave	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Chief Information Security Officer	None None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 21st day of July, 2026.

ZACKS TRUST

By:	/s/ Richard M. Cutshall*
Richard M. Cutshall
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s /David J. Kaufman *	Trustee and Chairman	July 21, 2026
David J. Kaufman

/s/Stuart Kaufman *	Trustee	July 21, 2026
Stuart Kaufman

/s/Mitch Zacks*	Trustee, President, and Principal	July 21, 2026
Mitch Zacks	Executive Officer

/s /Donald Ralph * Donald Ralph	Treasurer, Principal Financial Officer and Principal Accounting Officer	July 21, 2026

/s/ Richard M. Cutshall

*By: Richard M. Cutshall

Attorney-in-Fact pursuant to Powers of Attorney incorporated herein by reference to the Registration Statement filed on May 30, 2024.